Derivative Instruments	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
13.	Derivative Instruments

The Partnership uses derivative instruments in accordance with its overall risk management policy. The Partnership has not designated derivative instruments described within this note as hedges for accounting purposes.

Foreign Exchange Risk

Through 2012 to 2015, concurrently with the issuance of NOK 700 million, NOK 900 million and NOK 1,000 million, of senior unsecured bonds (see Note 10) during that time, the Partnership entered into cross-currency swaps, and pursuant to these swaps, the Partnership receives the principal amount in NOK on maturity dates of the swaps in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross-currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross-currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bonds due in 2017, 2018 and 2020, and to economically hedge the interest rate exposure. The following table reflects information relating to the cross-currency swaps as at December 31, 2015.

Principal	Principal	Floating Rate Receivable			Fair Value / Carrying Amount of	Weighted- Average Remaining
Amount NOK	Amount $	Reference Rate	Margin	Fixed Rate Payable	(Liability) $	Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(49,703)	1.3
900,000	150,000	NIBOR	4.35%	6.43%	(54,027)	2.7
1,000,000	134,000	NIBOR	3.70%	5.92%	(25,052)	4.4

					(128,782)

Interest Rate Risk

The Partnership enters into interest rate swaps which exchange a receipt of floating interest for a payment of fixed interest to reduce the Partnership’s exposure to interest rate variability on certain of its outstanding floating-rate debt. As at December 31, 2015, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(8,965)	2.7	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(5,817)	1.0	5.3
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	168,750	(34,567)	13.0	5.2
U.S. Dollar-denominated interest rate swaps(ii)	LIBOR	64,268	(2,661)	5.6	2.8
U.S. Dollar-denominated interest rate swaps(iii)	LIBOR	320,000	(15,112)	0.3	2.9
U.S. Dollar-denominated interest rate swaps(iv)	LIBOR	117,000	(1,341)	3.0	1.7
EURIBOR-Based Debt:
Euro-denominated interest rate swaps(v)	EURIBOR	241,798	(35,674)	5.0	3.1

			(104,137)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at December 31, 2015, ranged from 0.30% to 2.80%.
(ii)	Principal amount reduces semi-annually.
(iii)	These interest rate swaps are being used to economically hedge expected interest payments on future debt that is planned to be outstanding from 2016 to 2021. These interest rate swaps are subject to mandatory early termination in 2016 whereby the swaps will be settled based on their fair value at that time.
(iv)	Principal amount reduces quarterly.
(v)	Principal amount reduces monthly to 70.1 million Euros ($76.1 million) by the maturity dates of the swap agreements.

During 2015, as part of its economic hedging program, the Partnership entered into three interest rate swaption agreements, whereby the Partnership has a one-time option (or Call Option) to enter into an interest rate swap with a third party, and the third party has a one-time option (or Put Option) to require the Partnership to enter into interest swap agreements. If the Partnership or the third parties exercises its options, there will be cash settlements for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swaps. At December 31, 2015, the terms of the interest rate swaps underlying the interest rate swaptions were as follows:

	Interest Rate Index	Principal Amount $		Option Exercise Date	Fair Value / Carrying Amount of Assets (Liability)	Remaining Term (Years)	Interest Rate (%)
Interest rate swaption - Call Option	LIBOR	155,000	(i)	April 28, 2017	686	7.5	3.34%
Interest rate swaption - Put Option	LIBOR	155,000	(i)	April 28, 2017	(2,626)	7.5	2.15%
Interest rate swaption - Call Option	LIBOR	160,000	(ii)	January 31, 2018	1,956	8.0	3.10%
Interest rate swaption - Put Option	LIBOR	160,000	(ii)	January 31, 2018	(2,041)	8.0	1.97%
Interest rate swaption - Call Option	LIBOR	160,000	(iii)	July 16, 2018	2,981	8.0	2.94%
Interest rate swaption - Put Option	LIBOR	160,000	(iii)	July 16, 2018	(1,739)	8.0	1.83%

(i)	Amortizing every three months from $155.0 million in April 2017 to $85.4 million in October 2024.
(ii)	Amortizing every three months from $160.0 million in January 2018 to $82.5 million in January 2026.
(iii)	Amortizing every three months from $160.0 million in July 2018 to $82.5 million in July 2026.

As at December 31, 2015, the Partnership had multiple interest rate swaps and cross-currency swaps with the same counterparty that are subject to the same master agreement. Each of these master agreements provide for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps are presented on a gross basis in the Partnership’s consolidated balance sheets. As at December 31, 2015, these interest rate swaps and cross-currency swaps had an aggregate fair value liability amount of $209.2 million. As at December 31, 2015, the Partnership had $44.8 million on deposit as security for swap liabilities under certain master agreements. The deposit is presented in restricted cash on the Partnership’s consolidated balance sheets.

Credit Risk

The Partnership is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

Other Derivatives

In order to reduce the variability of its revenue, the Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The fair value of the derivative liability at December 31, 2015 was $6.3 million (December 31, 2014 – a liability of $2.1 million).

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Derivative assets	Accrued liabilities/ Advances from affiliates	Current portion of derivative liabilities	Derivative liabilities
As at December 31, 2015
Interest rate swap agreements	—	(6,833)	(41,028)	(56,276)
Interest rate swaption agreements	5,623	—	—	(6,406)
Cross-currency swap agreements	—	(1,181)	(9,755)	(117,846)
Toledo Spirit time-charter derivative	—	(3,186)	(1,300)	(1,810)

	5,623	(11,200)	(52,083)	(182,338)

As at December 31, 2014
Interest rate swap agreements	441	(7,486)	(52,356)	(60,157)
Cross-currency swap agreements	—	(544)	(4,922)	(64,920)
Toledo Spirit time-charter derivative	—	(637)	(400)	(1,100)

	441	(8,667)	(57,678)	(126,177)

Realized and unrealized gains (losses) relating to interest rate swap agreements and the Toledo Spirit time-charter derivative are recognized in earnings and reported in realized and unrealized loss on derivative instruments in the Partnership’s consolidated statements of income. The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Year Ended December 31,
	2015			2014			2013
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(28,968)	14,768	(14,200)	(39,406)	4,204	(35,202)	(38,089)	18,868	(19,221)
Interest rate swaption agreements	—	(783)	(783)	—	—	—	—	—	—
Interest rate swap agreements termination	—	—	—	(2,319)	—	(2,319)	—	—	—
Toledo Spirit time-charter derivative	(3,429)	(1,610)	(5,039)	(861)	(6,300)	(7,161)	1,521	3,700	5,221

	(32,397)	12,375	(20,022)	(42,586)	(2,096)	(44,682)	(36,568)	22,568	(14,000)

Unrealized and realized losses relating to cross-currency swap agreements are recognized in earnings and reported in foreign currency exchange gain (loss) in the Partnership’s consolidated statements of income. For the years ended December 31, 2015, 2014 and 2013, unrealized losses of ($57.8) million, ($51.8) million and ($15.4) million, respectively, and realized losses of ($7.6) million, ($2.2) million and ($0.3) million, respectively, were recognized in earnings.